Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Transactions and balances with related parties
Schedule of compensation paid or payable to key management

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Short-term employee benefits	3,204	8,036	3,184
Other benefits	25	47	46
Share-based compensation	11,034	13,771	13,532
Total	14,263	21,854	16,762